Investment Risks - HAWAIIAN TAX-FREE TRUST	Jul. 29, 2026
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Trust. Following is a summary description of certain risks of investing in the Trust.
Market Risk [Member]
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Market Risk. The market prices of securities or other assets held by the Trust may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions or trends, political instability, substantial economic downturn, recession, inflation, changes in interest rates, lack of liquidity in the bond markets, or adverse investor sentiment. When market prices fall, the value of your investment will likely go down. The value of a security may also fall due to events such as governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Trust invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Trust’s investments may be negatively affected. Ongoing or threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Trust investments as well as Trust performance and liquidity. For example, following Russia’s invasion of Ukraine in 2022, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Trust’s investments.

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have been volatile and may increase in the future. These circumstances could adversely affect the value and liquidity of the Trust’s investments, impair the Trust’s ability to satisfy redemption requests, and negatively impact the Trust’s performance. The Trust may experience a substantial or complete loss on any security or investment.

Interest Rate Risks [Member]
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Interest Rate Risk. The market prices of the Trust’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Trust. Recently, there have been inflationary price movements. As a result, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Trust invests.

The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens,” the value of the security will generally go down.

Credit Risks [Member]
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Credit Risk. If an issuer or obligor of a security held by the Trust or a counterparty to a financial contract with the Trust defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Trust could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.

Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as prices go up and the purchasing power of money goes down. The market prices of debt securities generally fall as inflation increases because the purchasing power of the principal and income is expected to be less when paid. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally.

Rating Agency Risk [Member]
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Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated With Investments In Hawaii And Other Municipal Obligations [Member]
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Risks Associated with Investments in Hawaii and Other Municipal Obligations. The Trust may be affected significantly by adverse economic, political or other events affecting Hawaii and other municipal issuers in which the Trust may invest. Hawaii’s economy, which relies substantially on tourism, the U.S. military, real estate, construction and other service-based industries, depends significantly on conditions in the U.S. economy and key international economies, especially Japan. Hawaii’s economy will be affected by, among other factors, the health of the tourism and hospitality sectors, real or threatened acts of war or terrorism, increases in energy and fuel costs, federal fiscal, monetary and trade policies, the strength of the global economy, including a slowdown in growth in the Japanese and Chinese economies, geopolitical risks, and business and consumer uncertainty related to these issues. Hawaii, which consists entirely of islands, is vulnerable to public health issues, food sustainability issues and shortages, climate change and rising sea levels, erosion, high surf, adverse weather, and natural disasters, including earthquakes, storms, flooding, hurricanes, tsunamis and volcanic activity. Municipal issuers may be adversely affected by rising health care costs, unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse.

Tax Risk [Member]
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Tax Risk. The income on the Trust’s Hawaiian Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation, or adverse interpretations by regulatory authorities.

Liquidity Risk [Member]
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Liquidity Risk. The Trust may make investments that are illiquid or become illiquid after purchase. Illiquid assets may also be difficult to value. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads. If the Trust is forced to sell an illiquid security to meet redemption requests or other cash needs, the Trust may be forced to sell the security at a substantial loss or may not be able to sell at all. The Trust may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer). In extreme cases, this may constrain the Trust’s ability to meet its obligations (including obligations to redeeming shareholders).

Prepayment Or Call Risk [Member]
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Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Trust will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Trust may also lose any premium it paid on prepaid securities.

Extension Risk [Member]
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Extension Risk. During periods of rising interest rates, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down even more because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio Selection Risk [Member]
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Portfolio Selection Risk. The value of your investment may decrease if the Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about market movements, interest rates or other market factors, is incorrect.

Valuation Risk [Member]
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Valuation Risk. Nearly all of the Trust’s investments are valued using a fair value methodology. The sales price the Trust could receive for any particular portfolio investment may differ from the Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets. These differences may increase significantly and affect Trust investments more broadly during periods of market volatility. Investors who purchase or redeem Trust shares may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the securities had not been fair-valued securities or if a different valuation methodology has been used. The ability to value the Trust’s investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Redemption Risk [Member]
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Redemption Risk. The Trust may experience heavy redemptions that could cause the Trust to liquidate its assets at inopportune times or at a loss or depressed value or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.

Cybersecurity Risk [Member]
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Cybersecurity Risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Trust assets, Trust or shareholder data (including private shareholder information), or proprietary information, cause the Trust or its service providers (including, but not limited to, the Trust’s Adviser, Administrator, Transfer Agent, Custodian and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent Trust investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the Trust or their investment in the Trust. Cybersecurity incidents may render records of Trust assets and transactions, shareholder ownership of Trust shares, and other data integral to the functioning of the Trust inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the Trust and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.

Nondiversification Risk [Member]
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Non-Diversification Risk. The Trust is classified as a “non-diversified” investment company under the 1940 Act. Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Trust invests in the securities of specific issuers or issues of a similar project type, the more the Trust is exposed to risks associated with investments in those issuers or types of projects. Also, the Trust may be more risky than a more geographically diverse fund.

An investment in the Trust is not a deposit in Bank of Hawaii, any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Trust.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Trust is not a deposit in Bank of Hawaii, any of its bank or non-bank affiliates or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Trust is classified as a “non-diversified” investment company under the 1940 Act. Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Trust invests in the securities of specific issuers or issues of a similar project type, the more the Trust is exposed to risks associated with investments in those issuers or types of projects. Also, the Trust may be more risky than a more geographically diverse fund.